Inventory	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory
8. Inventory

Inventory is recognized in the Consolidated Balance Sheets within Other assets, and consists of the following (in millions):

	December 31,
	2019	2018
Raw materials and consumables	$10.0	$10.5
Work in process	0.8	1.3
Finished goods	0.3	0.4
	$11.1	$12.2